Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000129670
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,395	$ 10,332	$ 10,946	$ 11,439	$ 11,784	$ 12,268	$ 12,431	$ 12,421	$ 12,700	$ 12,171	$ 12,600	$ 12,611	$ 13,180	$ 13,719	$ 13,379	$ 13,358	$ 14,829	$ 15,645	$ 16,588	$ 17,570	$ 18,181	$ 17,875	$ 17,162	$ 16,122	$ 15,420	$ 15,771	$ 15,729	$ 16,041	$ 16,760	$ 16,915	$ 18,184	$ 18,729	$ 19,632	$ 20,127	$ 20,101	$ 20,294	$ 21,424	$ 22,233	$ 23,348	$ 24,023
C000129671
Account Value [Line Items]
Accumulated Value	10,000	10,396	10,324	10,928	11,413	11,757	12,223	12,376	12,356	12,635	12,097	12,512	12,522	13,079	13,605	13,258	13,237	14,675	15,473	16,386	17,359	17,954	17,629	16,924	15,884	15,180	15,515	15,469	15,775	16,469	16,599	17,839	18,361	19,234	19,707	19,667	19,843	20,936	21,714	22,797	23,429
C000169046
Account Value [Line Items]
Accumulated Value	500,000	520,197	517,056	548,219	572,460	590,174	614,415	622,994	622,512	636,967	610,467	632,556	633,066	662,143	689,180	672,647	672,116	745,969	787,411	834,775	885,201	916,444	901,096	865,148	813,319	778,576	796,232	794,640	810,968	847,858	855,719	919,973	948,135	994,447	1,020,106	1,018,738	1,029,154	1,086,437	1,128,098	1,185,577	1,219,850
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,445	10,693	11,520	11,769	12,123	13,074	13,389	13,542	14,577	13,797	14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,445	10,693	11,520	11,769	12,123	13,074	13,389	13,542	14,577	13,797	14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	522,241	534,647	575,993	588,456	606,127	653,724	669,441	677,086	728,858	689,853	703,243	693,987	738,405	796,715	751,784	773,543	896,730	948,279	1,017,369	1,113,218	1,193,037	1,198,049	1,142,441	1,072,208	1,034,579	1,068,629	1,050,213	1,094,023	1,187,255	1,203,368	1,350,596	1,395,788	1,497,655	1,618,354	1,587,401	1,578,892	1,734,883	1,838,256	1,857,519	2,043,802
S&P Target Date 2035 Index
Account Value [Line Items]
Accumulated Value	10,000	10,364	10,366	10,980	11,350	11,648	12,298	12,451	12,526	12,944	12,312	12,639	12,514	13,042	13,793	13,164	13,161	14,567	15,379	16,259	17,402	17,984	17,731	17,234	16,346	15,622	16,043	16,143	16,436	17,198	17,353	18,670	19,186	20,269	20,727	20,756	21,152	22,529	23,492	24,656	25,739
S&P Target Date 2035 Index
Account Value [Line Items]
Accumulated Value	10,000	10,364	10,366	10,980	11,350	11,648	12,298	12,451	12,526	12,944	12,312	12,639	12,514	13,042	13,793	13,164	13,161	14,567	15,379	16,259	17,402	17,984	17,731	17,234	16,346	15,622	16,043	16,143	16,436	17,198	17,353	18,670	19,186	20,269	20,727	20,756	21,152	22,529	23,492	24,656	25,739
S&P Target Date 2035 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 518,223	$ 518,313	$ 549,010	$ 567,499	$ 582,422	$ 614,917	$ 622,529	$ 626,288	$ 647,211	$ 615,607	$ 631,931	$ 625,685	$ 652,092	$ 689,665	$ 658,175	$ 658,056	$ 728,346	$ 768,926	$ 812,960	$ 870,103	$ 899,175	$ 886,541	$ 861,676	$ 817,287	$ 781,088	$ 802,159	$ 807,136	$ 821,822	$ 859,912	$ 867,659	$ 933,503	$ 959,323	$ 1,013,427	$ 1,036,356	$ 1,037,825	$ 1,057,602	$ 1,126,452	$ 1,174,621	$ 1,232,799	$ 1,286,961